AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 15, 2018
SECURITIES ACT FILE NO. 002-10806
INVESTMENT COMPANY ACT FILE NO. 811-00216

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:				[X]

Pre-Effective Amendment No.				[ ]

Post-Effective Amendment No. 139				[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:				[X]

		Amendment No. 80		[X]

(Check Appropriate Box or Boxes)

NICHOLAS HIGH INCOME FUND, INC.

(Exact Name of Registrant as Specified in Charter)

411 East Wisconsin Avenue
		Milwaukee, WI	53202
		(Address of Principal Executive Offices)	(Zip Code)

Registrant's Telephone Number, Including Area Code (414) 272-4650

Jennifer R. Kloehn, Senior Vice President
Nicholas High Income Fund, Inc.
411 East Wisconsin Avenue, Suite 2100
Milwaukee, WI 53202
(Name and Address of Agent for Service)

WITH A COPY TO:
K. Thor Lundgren, Esq.
Jason T. Thompson, Esq.
Michael Best & Friedrich LLP
100 East Wisconsin Avenue, Suite 3300
Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box):
[ x ]		Immediately upon filing pursuant to paragraph (b) of Rule 485.
[	]	On (date) pursuant to paragraph (b) of Rule 485.
[	]	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[	]	On (date) pursuant to paragraph (a)(1) of Rule 485.
[	]	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[	]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant certifies that it meets all of the requirements for effectiveness of the registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 15th day of February, 2018.

Nicholas High Income Fund, Inc.

By:	/s/ Jennifer R. Kloehn
Jennifer R. Kloehn,
Senior Vice President,
Treasurer and Principal Financial
and Accounting Officer

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 15th day of February, 2018.

/s/	David O. Nicholas*	President (Chief Executive
	David O. Nicholas	Officer), and Director

/s/	John A. Hauser*	Director
John A. Hauser

/s/	Jay H. Robertson*	Director
Jay H. Robertson

/s/	Timothy P. Reiland*	Director
Timothy P. Reiland

* By: /s/ Jennifer R. Kloehn
Jennifer R. Kloehn,
Attorney-in-Fact pursuant to
Power of Attorney previously filed.

EXHIBIT INDEX
Exhibit	Exhibit No.
XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase	EX-101.PRE